Capital and reserves - Summary Of Movements In GHI and GHL (Detail) shares in Thousands	6 Months Ended
Jun. 30, 2024 shares
Class A Ordinary Shares
Disclosure of classes of share capital [line items]
In issue at January 1- in issue	3,813,341
Issued for acquisition of non-controlling interests	1
Issued for restricted share awards	0
Restricted share units vested	53,050
Exercise of share options	4,515
Issued under equity stock purchase plan	1,961
Repurchase of shares	(39,604)
Conversion of Class B ordinary shares to Class A ordinary shares	8,908
In issue at June 30	3,842,172
Restricted ordinary shares issued but not fully vested	0
In issue at June 30 - fully paid	3,842,172
Authorized	49,500,000
Class B Ordinary Shares
Disclosure of classes of share capital [line items]
In issue at January 1- in issue	120,403
Issued for acquisition of non-controlling interests	0
Issued for restricted share awards	4,920
Restricted share units vested	7,194
Exercise of share options	0
Issued under equity stock purchase plan	0
Conversion of Class B ordinary shares to Class A ordinary shares	(8,908)
In issue at June 30	123,609
Restricted ordinary shares issued but not fully vested	(4,920)
In issue at June 30 - fully paid	118,689
Authorized	500,000